RELATED PARTY TRANSACTIONS - Schedule of Related Party Balances (Details) - Related party - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	$ 556	$ 786
Payables due to related parties and affiliated companies	(471)	(384)
Seatankers Services (UK) LLP
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	0	9
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	18	0
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	0	510
Frontline (Management) Cyprus Limited
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	513	8
Payables due to related parties and affiliated companies	(152)	0
Avance Gas AS
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	25	232
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	0	19
Paratus Management (UK) Limited
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	0	8
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(29)	0
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(23)	(26)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(256)	(358)
Front Ocean Management AS
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	$ (11)	$ 0